CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 159,128	987,327	1,249,481
Restricted cash	97,538	605,182	163,948
Accounts receivable - net	172,195	1,068,403	744,739
Notes receivable	0	0	10,780
Inventories	136,904	849,435	752,291
Advance to suppliers - net	28,031	173,919	182,129
Derivative contracts	789	4,895	26,632
Amount due from related parties -net	80,235	497,827	530,732
Other current assets - net	48,218	299,173	301,561
Total current assets	723,038	4,486,161	3,962,293
Non-current assets:
Long-term prepayments	7,777	48,254	132,011
Fixed assets - net	739,322	4,587,196	4,482,656
Land use rights - net	42,905	266,206	272,444
Deferred tax assets - net	475	2,946	2,946
Other non-current assets	1,217	7,555	9,594
Total non-current assets	791,696	4,912,157	4,899,651
Total assets	1,514,734	9,398,318	8,861,944
Current liabilities:
Short-term bank borrowings	219,779	1,363,639	1,105,575
Long-term bank borrowings, current portion	254,441	1,578,702	234,121
Accounts payable	123,689	767,438	695,530
Notes payable	91,771	569,402	494,462
Accrued expenses and other liabilities	61,467	381,380	388,747
Customer deposits	3,328	20,647	47,763
Unrecognized tax benefit	18,710	116,089	143,473
Derivative contracts	657	4,077	6,513
Amount due to related parties	74,630	463,053	255,033
Convertible bonds	83,802	519,958	0
Total current liabilities	932,274	5,784,385	3,371,217
Non-current liabilities:
Long-term bank borrowings	249,707	1,549,331	2,446,076
Long-term notes	98,620	611,900	609,690
Long-term payables	8,059	50,000	50,000
Deferred tax liabilities	4,222	26,193	24,209
Convertible bonds	0	0	470,357
Total non-current liabilities	360,608	2,237,424	3,600,332
Total liabilities	1,292,882	8,021,809	6,971,549
Commitments and contingencies
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 shares issued and outstanding at December 31, 2013 and 2014)	4	24	24
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and nil shares authorized; 431,525,432 shares and 457,980,262 shares issued and outstanding at December 31, 2013 and 2014, respectively)	54	337	321
Additional paid-in capital	665,278	4,127,783	4,022,147
Statutory reserves	28,117	174,456	174,456
Accumulated deficit	(472,433)	(2,931,256)	(2,304,523)
Accumulated other comprehensive income (loss)	832	5,165	(2,030)
Total shareholders' equity	221,848	1,376,485	1,890,371
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,514,734	9,398,318	8,861,944